BLACKROCK FUNDSSM

BlackRock Tactical Opportunities Fund

(the “Fund”)

Supplement dated May 3, 2017 to the Fund’s

Statement of Additional Information dated January 27, 2017

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The section entitled Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Philip Green, Thomas Becker, Michael Pensky and Richard Murrall are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

The table in the sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Philip Green	16	19	7	0	0	2
	$13.55 Billion	$3.69 Billion	$5.78 Billion	$0	$0	$2.96 Billion
Thomas Becker	1	0	0	0	0	0
	$77.78 Million	$0	$0	$0	$0	$0
Michael Pensky	5	0	0	0	0	0
	$10.66 Billion	$0	$0	$0	$0	$0
Richard Murrall*	4	18	6	0	0	1
	$2.53 Billion	$3.85 Billion	$4.36 Billion	$0	$0	$1.79 Billion

*	Information provided for Mr. Murrall is as of March 31, 2017.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is amended to add the following:

Information for Mr. Murrall is as of March 31, 2017.

The last sentence of the first paragraph in the sub-section entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of Messrs. Green, Becker, Pensky and Murrall is not measured against a specific benchmark.

The table in the sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Philip Green	$100,001–$500,000
Thomas Becker	None
Michael Pensky	None
Richard Murrall*	None

*	Information provided for Mr. Murrall is as of March 31, 2017.

Shareholders should retain this Supplement for future reference.

SAI-TO-0517SUP

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